Other reserves - Summary of other reserves and translation reserve (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other reserves and translation reserve
Equity at beginning of period	£ 3,224	£ 2,101	£ 2,190
Profit attributable to shareholders	1,634	1,471	1,224
Dividends paid	(992)	(930)	(886)
Actuarial losses on defined benefit pension schemes	164	321	(155)
Fair value movements on cash flow hedges	(18)	10	(6)
Transfer to net profit from cash flow hedge reserve	(17)	(9)	22
Tax recognised in other comprehensive income	(35)	(49)	35
Exchange differences on translation of foreign operations	427	223	(265)
Increase in share based remuneration reserve (net of tax)	47	55	27
Disposal/(acquisition) of noncontrolling interests	(1)
Equity at end of period	£ 3,754	£ 3,224	£ 2,101
Cancellation of treasury share	52.0	0.0	0.0
Other reserves and translation reserve
Other reserves and translation reserve
Equity at beginning of period	£ 2,331	£ 1,241
Profit attributable to shareholders	1,634	1,471
Dividends paid	(983)	(920)
Actuarial losses on defined benefit pension schemes	164	321
Fair value movements on cash flow hedges	(18)	10
Transfer to net profit from cash flow hedge reserve	(17)	(9)
Tax recognised in other comprehensive income	(35)	(49)
Exchange differences on translation of foreign operations	427	223
Cancellation of shares	(1,120)
Increase in share based remuneration reserve (net of tax)	47	55
Settlement of share awards	(35)	(12)
Disposal/(acquisition) of noncontrolling interests	(1)
Equity at end of period	2,394	2,331	£ 1,241
Translation reserve
Other reserves and translation reserve
Equity at beginning of period	250	27	292
Exchange differences on translation of foreign operations	427
Equity at end of period	677	250	£ 27
Increase (decrease) in equity	427
Exchange differences on net debt	560
Exchange differences on assets, net of other liabilities	987
Hedge reserve
Other reserves and translation reserve
Equity at beginning of period	19
Fair value movements on cash flow hedges	(18)	10
Transfer to net profit from cash flow hedge reserve	(17)	(9)
Tax recognised in other comprehensive income	8
Equity at end of period	(8)	19
Other reserves excluding hedges
Other reserves and translation reserve
Equity at beginning of period	2,062
Profit attributable to shareholders	1,634
Dividends paid	(983)
Actuarial losses on defined benefit pension schemes	164
Tax recognised in other comprehensive income	(43)
Cancellation of shares	(1,120)
Increase in share based remuneration reserve (net of tax)	47
Settlement of share awards	(35)
Disposal/(acquisition) of noncontrolling interests	(1)
Equity at end of period	£ 1,725	£ 2,062